Walthausen Funds
9 Executive Park Drive, Suite B
Clifton Park, NY 12065

June 3, 2013

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Walthausen Funds (the "Registrant")
File Nos. 333-147324 and 811-22143

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 10, which was filed with the Commission on May 29, 2013, and (ii) that Post-Effective Amendment No. 10 has been filed electronically with the Commission.

Very truly yours,

/s/ Mark L. Hodge Mark L. Hodge Secretary, Walthausen Funds